Stock Subscriptions Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Stock Subscriptions Receivable [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	433,828
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Interest percentage	6.00%	6.00%
Forgiveness of Subscriptions Receivable	$ 74,073	$ 147,005
Non Cash Compensation	74,073	99,828
Subscriptions Receivable	0	76,104
Subscription Receivable
Stock Subscriptions Receivable [Line Items]
Common Stock, Par Value	$ 0.6375
Forgiveness of Subscriptions Receivable	76,104	151,232
Additional Paid-in Capital
Stock Subscriptions Receivable [Line Items]
Common Stock, Par Value	$ 0.6375
Forgiveness of Subscriptions Receivable	$ (2,031)	$ (4,227)